Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37428
Entity Registrant Name	FF EAI Robotics Ecosystem Inc.
Entity Central Index Key	0001460702
Entity Tax Identification Number	26-3474527
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1990 E. Grand Ave.
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	853-1683
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	AIXC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false